Provisions for legal proceedings - Summary of reconciliation of Judicial Deposits with Legal Proceedings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-current judicial deposits (assets) [abstract]
Opening Balance	$ 6,711	$ 5,582
Additions	2,021	1,883
Use	(187)	(86)
Accruals and charges	329	294
Transfers to assets held for sale	(313)
Others	(1)	26
Cumulative translation adjustment	(324)	(988)
Closing Balance	$ 8,236	$ 6,711